Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

6. Inventories

As at December 31	2024	2023
Finished commercial product available for sale	$2,453	$2,048
Finished retail pharmacy product available for sale	396	306
Unfinished product and packaging materials	433	546
	$3,282	$2,900

Inventories expensed as part of cost of goods sold during the year ended December 31, 2024, amounted to $8,400 (2023 – $7,051; 2022 – $6,211). During the year ended December 31, 2024, the Company recorded a recovery of $281 in relation to insurance proceeds received by the Company for previously written off inventory, offsetting this recovery, is a $78 write down of inventory which the Company determined to be expired/unusable. During the year ended December 31, 2023, and 2022, the Company wrote off inventory of $277 and $38 respectively, that had expired or was otherwise unusable. All inventory recoveries and write-offs are recorded within cost of goods sold on the consolidated statements of net (loss) income and comprehensive (loss) income.